Insurance Contracts	12 Months Ended
Dec. 31, 2020
Disclosure Of Types Of Insurance Contracts Abstract [Abstract]
Disclosure Of Insurance Contracts Explanatory

38. Insurance Contracts

38.1 Insurance Assets

38.1.1 Details of deferred acquisition costs included in other assets as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Non-life insurance	￦	786,626	￦	965,683
Life insurance		134,739		205,289

	￦	921,365	￦	1,170,972

38.1.2 Changes in deferred acquisition costs included in other assets for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning		Increase		Amortization		Ending
	(In millions of Korean won)
Non-life insurance	￦	547,831	￦	815,712	￦	(576,917)	￦	786,626
Life insurance		119,293		117,808		(102,362)		134,739

	￦	667,124	￦	933,520	￦	(679,279)	￦	921,365

	2020
	Beginning		Increase		Amortization		Ending
	(In millions of Korean won)
Non-life insurance	￦	786,626	￦	872,811	￦	(693,754)	￦	965,683
Life insurance		134,739		144,429		(73,879)		205,289

	￦	921,365	￦	1,017,240	￦	(767,633)	￦	1,170,972

38.1.3 Details of reinsurance assets included in other assets as of December 31, 2019 and 2020, are as follows:

		December 31, 2019		December 31, 2020
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	361,065	￦	732,579
	Automobile insurance		16,555		14,916
	Long-term insurance		130,758		156,234
	Unearned premium reserve
	General insurance		208,820		285,634
	Automobile insurance		19,952		10,870

			737,150		1,200,233

Life insurance	Reserve for outstanding claims		1,639		2,081
	Unearned premium reserve		408		951

			2,047		3,032

Others	Reserve for outstanding claims		2,563		2,427
	Unearned premium reserve		844		895

			3,407		3,322

Total reinsurance assets			742,604		1,206,587
Allowances for impairment			1,953		879

Total reinsurance assets, net		￦	740,651	￦	1,205,708

38.1.4 Changes in reinsurance assets included in other assets for the years ended December 31, 2019 and 2020, are as follows:

		2019
		Beginning		Net increase (decrease)		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	360,997	￦	68	￦	361,065
	Automobile insurance		18,057		(1,502)		16,555
	Long-term insurance		109,751		21,007		130,758
	Unearned premium reserve
	General insurance		171,240		37,580		208,820
	Automobile insurance		30,864		(10,912)		19,952

			690,909		46,241		737,150

Life insurance	Reserve for outstanding claims		1,912		(273)		1,639
	Unearned premium reserve		448		(40)		408

			2,360		(313)		2,047

Others	Reserve for outstanding claims		3,417		(854)		2,563
	Unearned premium reserve		983		(139)		844

			4,400		(993)		3,407

Total reinsurance assets			697,669		44,935		742,604
Allowance for impairment			1,916		37		1,953

Total reinsurance assets, net		￦	695,753	￦	44,898	￦	740,651

		2020
		Beginning		Net increase (decrease)		Business combination		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	361,065	￦	371,514	￦	—	￦	732,579
	Automobile insurance		16,555		(1,639)		—		14,916
	Long-term insurance		130,758		25,476		—		156,234
	Unearned premium reserve
	General insurance		208,820		76,814		—		285,634
	Automobile insurance		19,952		(9,082)		—		10,870

			737,150		463,083		—		1,200,233

Life insurance	Reserve for outstanding claims		1,639		(564)		1,006		2,081
	Unearned premium reserve		408		(27)		570		951

			2,047		(591)		1,576		3,032

Others	Reserve for outstanding claims		2,563		(136)		—		2,427
	Unearned premium reserve		844		51		—		895

			3,407		(85)		—		3,322

Total reinsurance assets			742,604		462,407		1,576		1,206,587
Allowances for impairment			1,953		(1,074)		—		879

Total reinsurance assets, net		￦	740,651	￦	463,481	￦	1,576	￦	1,205,708

38.2 Insurance Liabilities

38.2.1 Details of insurance liabilities by insurance types as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Premium reserve	￦	23,799,607	￦	6,991,247	￦	—	￦	30,790,854
Reserve for outstanding claims		2,297,256		101,690		2,563		2,401,509
Unearned premium reserve		1,522,827		4,603		845		1,528,275
Reserve for dividend to policyholders		117,094		29,745		—		146,839
Reserve for distribution of earnings to policyholders		46,901		4,202		—		51,103
Reserve for loss compensation on participating insurance		20,090		5,784		—		25,874
Guarantee reserve		—		22,229		—		22,229

	￦	27,803,775	￦	7,159,500	￦	3,408	￦	34,966,683

	December 31, 2020
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Premium reserve*	￦	24,990,530	￦	23,264,955	￦	—	￦	48,255,485
Reserve for outstanding claims		2,885,006		252,883		2,426		3,140,315
Unearned premium reserve		1,859,367		9,450		896		1,869,713
Reserve for dividend to policyholders		129,660		41,024		—		170,684
Reserve for distribution of earnings to policyholders		51,292		5,009		—		56,301
Reserve for loss compensation on participating insurance		20,090		6,818		—		26,908
Guarantee reserve		—		895,890		—		895,890

	￦	29,935,945	￦	24,476,029	￦	3,322	￦	54,415,296

*	Negative VOBA amounting to ￦ 2,698,010 million is included.

38.2.2 Changes in insurance liabilities for the years ended December 31, 2019 and 2020, are as follows:

		2019
		Beginning		Net increase (decrease)[1]		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	1,054,823	￦	10,090	￦	1,064,913
	Automobile insurance		1,492,294		131,552		1,623,846
	Long-term insurance		23,386,279		1,619,799		25,006,078
	Long-term investment contract		110,256		(1,318)		108,938
Life insurance	Pure endowment insurance		5,233,491		2,637		5,236,128
	Death insurance		500,571		142,392		642,963
	Endowment insurance		1,621,460		(350,605)		1,270,855
	Group insurance		735		(211)		524
	Others[2]		8,640		391		9,031
Others			4,400		(993)		3,407

		￦	33,412,949	￦	1,553,734	￦	34,966,683

		2020
		Beginning		Net increase (decrease)[1]		Business combination		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	1,064,913	￦	503,828	￦	—	￦	1,568,741
	Automobile insurance		1,623,846		274,026		—		1,897,872
	Long-term insurance		25,006,078		1,356,401		—		26,362,479
	Long-term investment contract		108,938		(2,085)		—		106,853
Life insurance	Pure endowment insurance		5,236,128		318,109		2,016,112		7,570,349
	Death insurance		642,963		404,456		14,658,632		15,706,051
	Endowment insurance		1,270,855		(156,688)		74,132		1,188,299
	Group insurance		524		(1,021)		—		(497)
	Others[2]		9,031		(1,217)		4,013		11,827
Others			3,407		(85)		—		3,322

		￦	34,966,683	￦	2,695,724	￦	16,752,889	￦	54,415,296

[1]	Includes exchange differences effect and decrease in liabilities related to investment contract.
[2]	Includes reserve for distribution of earnings to policyholders and Reserve for loss compensation on participating insurance.

38.3 Liability Adequacy Test

According to the revision of the Regulations on Supervision of Insurance Business, the criteria for the insurance liability adequacy test were changed, and the Group accounted for the change as a change in accounting policy because it provided reliable and more relevant information about current estimates of future cash flows. This change in accounting policy has no effect on the consolidated financial statements, but comparative notes have been restated.

38.3.1 KB Insurance Co., Ltd.

Assumptions and basis for the insurance liability adequacy test of KB Insurance Co., Ltd. as of December 31, 2019 and 2020, are as follows:

	Assumptions (%)		Calculation basis
	December 31, 2019	December 31, 2020
Long-term insurance
Discount rate	1.53~8.34	0.83~15.42	Calculated by applying interest rate scenario which is risk-free rate scenario adjusted by liquidity premium. This is presented by the Financial Supervisory Service
Expense ratio	6.60	6.46	Calculated using future expense plan based on the most recent one-year experience statistics
Lapse ratio	1.51~34.13	1.48~35.44	Calculated based on the recent five-year experience statistics
Risk ratio	13.1~1,037.3	11.9~1,055.2	Calculated by ratio of insurance claim payments to risk premiums based on the recent seven-year experience statistics
General insurance
Expense ratio	11.38	10.74	Ratio of maintenance costs incurred to earned premiums by the types of contracts for the most recent one year
Claim survey cost ratio	4.54	4.70	Ratio of claim survey cost to insurance claim payments by the type of contracts for the most recent three years
Loss ratio	64.95	70.74	Ratio of final loss incurred to earned premiums by the type of contracts for the most recent five years
Automobile insurance
Expense ratio	9.94	9.00	Ratio of maintenance costs incurred to earned premiums by the types of collaterals for the most recent one year
Claim survey cost ratio	8.84	8.40	Ratio of claim survey cost to insurance claim payments by the type of collaterals for the most recent three years
Loss ratio	78.44	78.20	Ratio of final loss incurred to earned premiums by the type of collaterals for the most recent five years

Results of the insurance liability adequacy test of KB Insurance Co., Ltd. as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Recognized liabilities*		Estimated adequate liabilities		Shortfall (surplus)
	(In millions of Korean won)
General insurance	￦	365,234	￦	296,801	￦	(68,433)
Automobile insurance		1,123,450		1,071,076		(52,374)
Long-term insurance		19,775,907		10,685,319		(9,090,588)

	￦	21,264,591	￦	12,053,196	￦	(9,211,395)

	December 31, 2020
	Recognized liabilities*		Estimated adequate liabilities		Shortfall (surplus)
	(In millions of Korean won)
General insurance	￦	461,227	￦	384,780	￦	(76,447)
Automobile insurance		1,363,104		1,279,587		(83,517)
Long-term insurance		20,892,077		11,982,350		(8,909,727)

	￦	22,716,408	￦	13,646,717	￦	(9,069,691)

*

Long-term insurance is for premium reserves and unearned premium reserves; the premium reserve is the amount of subtracting deferred acquisition costs and insurance contract loans from the net insurance premium reserve in accordance with Article 6-3 of the Insurance Supervisory Regulation.

As a result of liability adequacy test, the Group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of liability adequacy test.

38.3.2 KB Life Insurance Co., Ltd.

Assumptions and basis for the insurance liability adequacy test of KB Life Insurance Co., Ltd. as of December 31, 2019 and 2020, are as follows:

Assumptions (%)
	December 31, 2019	December 31, 2020	Calculation basis
Lapse ratio	0~65.39	0~65.50	Ratio of canceled premiums to premiums by product group, method of payment, channel, and elapsed period, based on the most recent five-year experience statistics

Loss ratio	11~132	24~156	Ratio of number of accidents to the number of holding insurances, by collateral, gender and elapsed period, based on the most recent seven-year experience statistics

Discount rate	1.04~5.79	0.98~15.33	Estimated investment yield based on the interest rate scenario provided by the Financial Supervisory Service adjusted by risk spread

Indirect costs included in administration expenses were calculated based on unit cost of the expense allocation standards of the last year in accordance with the Detailed Regulations on Supervision of Insurance Business. Direct costs included in administration expenses were calculated based on estimates of future expense according to the Group’s internal regulations.

The insurance liability adequacy test of KB Life Insurance Co., Ltd. is performed by contract types such as interest rate types and dividend types. Results of life insurance liability adequacy test as of December 31, 2019 and 2020, are as follows:

		December 31, 2019
		Recognized liabilities		Estimated adequate liabilities		Shortfall (surplus)
		(In millions of Korean won)
Fixed interest type	Participating	￦	30,514	￦	56,460	￦	25,946
	Non-participating		180,058		45,166		(134,892)

Variable interest type	Participating		1,037,148		1,080,830		43,682
	Non-participating		5,335,572		5,069,047		(266,525)

Variable type			(23,514)		(133,781)		(110,267)

Total		￦	6,559,778	￦	6,117,722	￦	(442,056)

		December 31, 2020
		Recognized liabilities		Estimated adequate liabilities		Shortfall (surplus)
		(In millions of Korean won)
Fixed interest type	Participating	￦	30,447	￦	56,125	￦	25,678
	Non-participating		395,766		12,952		(382,814)

Variable interest type	Participating		970,376		991,663		21,287
	Non-participating		5,508,172		5,141,265		(366,907)

Variable type			(26,685)		(124,623)		(97,938)

Total		￦	6,878,076	￦	6,077,382	￦	(800,694)

As a result of liability adequacy test, the Group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of liability adequacy test.

38.3.3 Prudential Life Insurance Company of Korea Ltd.

Assumptions and basis for the insurance liability adequacy test of Prudential Life Insurance Company of Korea Ltd. as of December 31, 2020, are as follows:

	Assumptions (%)	Calculation basis
Lapse ratio	2~28	Ratio of canceled premiums to premiums by product group and elapsed period, based on the most recent five-year experience statistics
Loss ratio	21~312	Calculated by ratio of insurance claim payments to risk premiums based on the recent five-year experience statistics
Discount rate	0.85~16.27	Estimated investment yield based on the interest rate scenario provided by the Financial Supervisory Service adjusted by risk spread

The insurance liability adequacy test of Prudential Life Insurance Company of Korea Ltd. is performed by contract types such as interest rate types and dividend types. Results of life insurance liability adequacy test as of December 31, 2020, are as follows:

		December 31, 2020
		Recognized liabilities		Estimated adequate liabilities		Shortfall (surplus)
		(In millions of Korean won)
Fixed interest type	Participating	￦	75,390	￦	83,404	￦	8,014
	Non-participating		11,037,531		10,534,663		(502,868)

Variable interest type	Participating		—		—		—
	Non-participating		721,570		547,754		(173,816)

Variable type			369,991		(1,220,080)		(1,590,071)

Total		￦	12,204,482	￦	9,945,741	￦	(2,258,741)

As a result of liability adequacy test, the Group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of liability adequacy test.

38.4 Net Insurance Income

Details of insurance income and expenses for the years ended December 31, 2018, 2019 and 2020, are as follows:

		2018		2019		2020
		(In millions of Korean won)
Insurance Income	Premium income	￦	10,730,227	￦	11,173,367	￦	12,872,727
	Reinsurance income		873,053		850,871		823,500
	Reversal of policy reserves		344		993		85
	Separate account income		360,664		216,429		216,485
	Income from change in reinsurance assets		—		42,432		467,729
	Other insurance income		10,782		33,090		6,114

			11,975,070		12,317,182		14,386,640

Insurance Expenses	Insurance claims paid		4,415,760		5,046,772		5,264,829
	Dividend expenses		9,400		9,902		11,661
	Refunds of surrender value		2,855,573		2,870,543		3,286,150
	Reinsurance expenses		947,560		1,018,007		1,127,304
	Provision for policy reserves		1,608,519		1,547,264		2,709,903
	Separate account expenses		276,412		139,810		113,703
	Administration expenses		418,646		453,016		563,085
	Amortization of deferred acquisition costs		606,073		679,279		767,633
	Expenses from change in reinsurance assets		89,621		314		163
	Claim survey expenses paid		38,782		52,123		58,873
	Other insurance expenses		218,608		200,640		183,343

			11,484,954		12,017,670		14,086,647

Net insurance income		￦	490,116	￦	299,512	￦	299,993

38.5 Risk Management of KB Insurance Co., Ltd.

38.5.1 Overview

Insurance risk is the risk that arises from a primary operation of insurance companies that is associated with acceptance of insurance contract and payment of claims and is classified as the insurance price risk and the reserves risk. The insurance price risk is the risk of loss that might occur when the actual risk exceeds the expected risk ratio or expected expense ratio in calculation of premiums. It is the risk of loss that arises from differences between actual payment of claims and premiums received from policyholders. The reserves risk is the risk that arises due to a deficit in reserves at the date of assessment, making the Group unable to cover the actual claims payment in the future.

38.5.2 Purposes, policies and procedures to manage risk arising from insurance contracts

The risks associated with insurance contract that the Group faces are the insurance actuarial risk and the acceptance risk. Each risk occurs due to insurance contract’s pricing and conditions of acceptance. In order to minimize acceptance risk, the Group establishes guidelines and procedure for acceptance and outlines specific conditions for acceptance by product. In addition, expected risk level at the date of pricing is compared with actual risk of contracts after acceptance and various subsequent measures such as the adjustments in the interest rate and sales conditions, termination of selling specific product and others are taken in order to reduce insurance actuarial risk. The Group has a committee to discuss status of product acceptance risk and interest rate policy. The committee decides important matters to set the processes that allow minimizing the insurance actuarial risk, the acceptance risk and other business-related risk.

In addition, according to reinsurance operating standards, the Group establishes an operating strategy of reinsurance for large claims expense due to unexpected catastrophic events. The Group aims at policy holders’ safety and its stable profit achievement. For the long-term goal, the Group manages risk at a comprehensive level to keep its value at the maximum.

38.5.3 Exposure to insurance price risk

According to RBC standard, exposure to insurance price risk is defined as net written premiums for prior one year that is calculated by adding and subtracting direct insurance premium, assumed reinsurance premium and ceded reinsurance premium.

The Group’s exposure to insurance price risk as of December 31, 2019 and 2020, as follows:

	December 31, 2019
	Direct insurance		Reinsurance assumed		Reinsurance ceded		Total
	(In millions of Korean won)
General	￦	999,348	￦	101,613	￦	(579,922)	￦	521,039
Automobile		2,101,780		—		(40,067)		2,061,713
Long-term		2,550,236		—		(367,904)		2,182,332

	￦	5,651,364	￦	101,613	￦	(987,893)	￦	4,765,084

	December 31, 2020
	Direct insurance		Reinsurance assumed		Reinsurance ceded		Total
	(In millions of Korean won)
General	￦	1,088,791	￦	79,429	￦	(663,750)	￦	504,470
Automobile		2,491,412		—		(21,433)		2,469,979
Long-term		2,803,532		—		(415,439)		2,388,093

	￦	6,383,735	￦	79,429	￦	(1,100,622)	￦	5,362,542

38.5.4 Concentration of insurance risk

The Group is selling general non-life insurances (fire, maritime, injury, technology, liability, package, title, guarantee and special type insurances), automobile insurances (for private use, for hire, for business, bicycle and other), long-term insurances (long-term non-life, property damage, injury, driver, savings, illness, nursing and pension) and various other insurances. The Group’s risk is distributed through reinsurance, joint acceptance and diversified selling. In addition, insurances that cover severe level of risk, although there is rare possibility of the occurrence of disaster, such as storm and flood insurance are limited, and the Group controls the risk through joint acquisition.

38.5.5 Claims development tables

The Group uses claim development of payments and the estimated ultimate claims for the years where the accident has occurred, in order to maintain overall reserve adequacy in respect of general, automobile and long-term insurance. When the estimated ultimate claims are greater than claim payments, the Group establishes additional reserves. Claims development tables as of December 31, 2019 and 2020, are as follows:

<2019>

General Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2015.1.1 ~ 2015.12.31	￦	125,162	￦	144,566	￦	147,031	￦	147,616	￦	148,995
2016.1.1 ~ 2016.12.31		145,618		167,818		171,205		178,265		—
2017.1.1 ~ 2017.12.31		168,409		200,704		204,538		—		—
2018.1.1 ~ 2018.12.31		200,280		237,111		—		—		—
2019.1.1 ~ 2019.12.31		220,474		—		—		—		—

		859,943		750,199		522,774		325,881		148,995

Gross cumulative claim payments (B)
2015.1.1 ~ 2015.12.31		93,443		129,764		137,157		141,218		143,985
2016.1.1 ~ 2016.12.31		108,098		151,283		162,059		170,353		—
2017.1.1 ~ 2017.12.31		132,430		184,333		193,811		—		—
2018.1.1 ~ 2018.12.31		153,770		216,705		—		—		—
2019.1.1 ~ 2019.12.31		185,832		—		—		—		—

		673,573		682,086		493,027		311,571		143,985

Difference (A-B)	￦	186,369	￦	68,112	￦	29,747	￦	14,310	￦	5,010

Automobile Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2013.1.1 ~ 2013.12.31	￦	1,131,945	￦	1,156,535	￦	1,170,968	￦	1,179,458	￦	1,179,323	￦	1,179,514	￦	1,180,458
2014.1.1 ~ 2014.12.31		1,174,611		1,193,832		1,205,524		1,212,025		1,212,162		1,214,524		—
2015.1.1 ~ 2015.12.31		1,227,106		1,245,780		1,256,058		1,263,044		1,267,142		—		—
2016.1.1 ~ 2016.12.31		1,276,939		1,281,381		1,287,728		1,294,735		—		—		—
2017.1.1 ~ 2017.12.31		1,342,998		1,348,828		1,358,867		—		—		—		—
2018.1.1 ~ 2018.12.31		1,468,784		1,471,807		—		—		—		—		—
2019.1.1 ~ 2019.12.31		1,591,793		—		—		—		—		—		—

		9,214,176		7,698,163		6,279,145		4,949,262		3,658,627		2,394,038		1,180,458

Gross cumulative claim payments (B)
2013.1.1 ~ 2013.12.31		939,569		1,114,063		1,145,110		1,161,624		1,168,617		1,175,681		1,178,158
2014.1.1 ~ 2014.12.31		969,211		1,150,462		1,180,953		1,196,387		1,204,580		1,208,421		—
2015.1.1 ~ 2015.12.31		1,020,975		1,198,241		1,228,357		1,245,779		1,254,187		—		—
2016.1.1 ~ 2016.12.31		1,052,830		1,235,656		1,264,651		1,282,346		—		—		—
2017.1.1 ~ 2017.12.31		1,104,158		1,306,235		1,335,962		—		—		—		—
2018.1.1 ~ 2018.12.31		1,224,820		1,428,973		—		—		—		—		—
2019.1.1 ~ 2019.12.31		1,332,849		—		—		—		—		—		—

		7,644,412		7,433,630		6,155,033		4,886,136		3,627,384		2,384,102		1,178,158

Difference (A-B)	￦	1,569,764	￦	264,533	￦	124,112	￦	63,126	￦	31,243	￦	9,936	￦	2,300

Long-term Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2013.1.1 ~ 2013.12.31	￦	709,602	￦	965,587	￦	997,607	￦	1,003,646	￦	1,006,025	￦	1,007,041	￦	1,008,589
2014.1.1 ~ 2014.12.31		789,087		1,083,048		1,114,821		1,119,206		1,122,192		1,123,240		—
2015.1.1 ~ 2015.12.31		885,476		1,219,393		1,256,051		1,266,881		1,270,967		—		—
2016.1.1 ~ 2016.12.31		1,064,744		1,437,573		1,485,839		1,500,403		—		—		—
2017.1.1 ~ 2017.12.31		1,184,224		1,614,903		1,670,929		—		—		—		—
2018.1.1 ~ 2018.12.31		1,372,706		1,881,046		—		—		—		—		—
2019.1.1 ~ 2019.12.31		1,626,481		—		—		—		—		—		—

		7,632,320		8,201,550		6,525,247		4,890,136		3,399,184		2,130,281		1,008,589

Gross cumulative claim payments (B)
2013.1.1 ~ 2013.12.31		671,500		953,494		989,957		999,944		1,003,715		1,005,796		1,007,865
2014.1.1 ~ 2014.12.31		744,944		1,065,792		1,104,468		1,114,341		1,119,531		1,122,378		—
2015.1.1 ~ 2015.12.31		836,471		1,205,130		1,248,475		1,262,528		1,269,557		—		—
2016.1.1 ~ 2016.12.31		1,017,243		1,424,948		1,477,415		1,496,556		—		—		—
2017.1.1 ~ 2017.12.31		1,130,868		1,599,227		1,662,978		—		—		—		—
2018.1.1 ~ 2018.12.31		1,319,613		1,868,434		—		—		—		—		—
2019.1.1 ~ 2019.12.31		1,574,696		—		—		—		—		—		—

		7,295,335		8,117,025		6,483,293		4,873,369		3,392,803		2,128,174		1,007,865

Difference (A-B)	￦	336,985	￦	84,525	￦	41,954	￦	16,767	￦	6,381	￦	2,107	￦	724

<2020>

General Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2016.1.1 ~ 2016.12.31	￦	145,618	￦	167,818	￦	171,206	￦	178,265	￦	180,160
2017.1.1 ~ 2017.12.31		168,409		200,699		204,368		206,201		—
2018.1.1 ~ 2018.12.31		200,968		241,474		246,871		—		—
2019.1.1 ~ 2019.12.31		219,881		263,849		—		—		—
2020.1.1 ~ 2020.12.31		232,622		—		—		—		—

		967,498		873,840		622,445		384,466		180,160

Gross cumulative claim payments (B)
2016.1.1 ~ 2016.12.31		108,098		151,282		162,059		170,353		175,063
2017.1.1 ~ 2017.12.31		132,430		184,333		193,780		199,225		—
2018.1.1 ~ 2018.12.31		153,770		217,955		235,900		—		—
2019.1.1 ~ 2019.12.31		185,645		246,397		—		—		—
2020.1.1 ~ 2020.12.31		167,129		—		—		—		—

		747,072		799,967		591,739		369,578		175,063

Difference (A-B)	￦	220,426	￦	73,873	￦	30,706	￦	14,888	￦	5,097

Automobile Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2014.1.1 ~ 2014.12.31	￦	1,174,611	￦	1,193,833	￦	1,205,524	￦	1,212,025	￦	1,212,162	￦	1,214,524	￦	1,217,006
2015.1.1 ~ 2015.12.31		1,227,106		1,245,780		1,256,058		1,263,044		1,267,142		1,271,001		—
2016.1.1 ~ 2016.12.31		1,276,939		1,281,381		1,287,728		1,294,735		1,299,964		—		—
2017.1.1 ~ 2017.12.31		1,342,998		1,348,828		1,358,867		1,368,016		—		—		—
2018.1.1 ~ 2018.12.31		1,468,784		1,471,807		1,481,509		—		—		—		—
2019.1.1 ~ 2019.12.31		1,591,793		1,620,609		—		—		—		—		—
2020.1.1 ~ 2020.12.31		1,624,341		—		—		—		—		—		—

		9,706,572		8,162,238		6,589,686		5,137,820		3,779,268		2,485,525		1,217,006

Gross cumulative claim payments (B)
2014.1.1 ~ 2014.12.31		969,211		1,150,462		1,180,953		1,196,387		1,204,580		1,208,421		1,210,632
2015.1.1 ~ 2015.12.31		1,020,975		1,198,241		1,228,357		1,245,779		1,254,187		1,261,995		—
2016.1.1 ~ 2016.12.31		1,052,830		1,235,656		1,264,651		1,282,346		1,288,754		—		—
2017.1.1 ~ 2017.12.31		1,104,158		1,306,235		1,335,962		1,350,174		—		—		—
2018.1.1 ~ 2018.12.31		1,224,820		1,428,973		1,456,532		—		—		—		—
2019.1.1 ~ 2019.12.31		1,332,849		1,570,194		—		—		—		—		—
2020.1.1 ~ 2020.12.31		1,353,799		—		—		—		—		—		—

		8,058,642		7,889,761		6,466,455		5,074,686		3,747,521		2,470,416		1,210,632

Difference (A-B)	￦	1,647,930	￦	272,477	￦	123,231	￦	63,134	￦	31,747	￦	15,109	￦	6,374

Long-term Insurance

	Payment year
Accident year	After 1 Year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2014.1.1 ~ 2014.12.31	￦	789,088	￦	1,083,049	￦	1,114,820	￦	1,119,206	￦	1,122,191	￦	1,123,240	￦	1,124,628
2015.1.1 ~ 2015.12.31		885,476		1,219,394		1,256,051		1,266,881		1,270,967		1,273,615		—
2016.1.1 ~ 2016.12.31		1,064,744		1,437,573		1,485,839		1,500,403		1,506,889		—		—
2017.1.1 ~ 2017.12.31		1,184,224		1,614,903		1,670,929		1,689,768		—		—		—
2018.1.1 ~ 2018.12.31		1,372,706		1,881,046		1,941,497		—		—		—		—
2019.1.1 ~ 2019.12.31		1,626,481		2,229,830		—		—		—		—		—
2020.1.1 ~ 2020.12.31		1,818,316		—		—		—		—		—		—

		8,741,035		9,465,795		7,469,136		5,576,258		3,900,047		2,396,855		1,124,628

Gross cumulative claim payments (B)
2014.1.1 ~ 2014.12.31		744,944		1,065,792		1,104,468		1,114,341		1,119,531		1,122,378		1,123,868
2015.1.1 ~ 2015.12.31		836,471		1,205,130		1,248,475		1,262,528		1,269,557		1,272,648		—
2016.1.1 ~ 2016.12.31		1,017,243		1,424,948		1,477,415		1,496,556		1,503,841		—		—
2017.1.1 ~ 2017.12.31		1,130,868		1,599,227		1,662,978		1,683,997		—		—		—
2018.1.1 ~ 2018.12.31		1,319,613		1,868,434		1,933,543		—		—		—		—
2019.1.1 ~ 2019.12.31		1,574,696		2,211,717		—		—		—		—		—
2020.1.1 ~ 2020.12.31		1,749,647		—		—		—		—		—		—

		8,373,482		9,375,248		7,426,879		5,557,422		3,892,929		2,395,026		1,123,868

Difference (A-B)	￦	367,553	￦	90,547	￦	42,257	￦	18,836	￦	7,118	￦	1,829	￦	760

38.5.6 Sensitivity analysis of insurance risk

The Group manages insurance risk by performing sensitivity analysis based on discount rate, loss ratio and expense ratio which are considered to have significant influence on future cash flow, timing and uncertainty. According to result of sensitivity analysis there is no material influence on the equity and net profit before tax.

	December 31, 2019
	Assumption Change		Effect on
			LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	495,287	￦	—	￦	—	￦	—
	-10%			(553,013)		—		—		—
Loss ratio	+10%			4,576,415		—		—		—
	-10%			(4,576,415)		—		—		—
Expense ratio	+10%			342,587		—		—		—
	-10%			(342,587)		—		—		—
Discount rate	+0.5	%p		(1,521,385)		—		—		—
	-0.5	%p		1,800,472		—		—		—

	December 31, 2020
	Assumption change		Effect on
			LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	568,734	￦	—	￦	—	￦	—
	-10%			(633,788)		—		—		—
Loss ratio	+10%			5,012,443		—		—		—
	-10%			(5,012,443)		—		—		—
Expense ratio	+10%			345,752		—		—		—
	-10%			(345,752)		—		—		—
Discount rate	+0.5	%p		(1,499,565)		—		—		—
	-0.5	%p		1,726,707		—		—		—

38.5.7 Liquidity risk of insurance contracts

Liquidity risk arising from insurance contracts is the increase in refunds at maturity caused by concentrations of maturity, the increase in surrender values caused by unexpected amounts in cancelation and the increase in payments of claims caused by catastrophic events. The Group manages payment of refunds payable at maturity by analyzing maturity of insurance.

Premium reserve’s maturity structure as of December 31, 2019 and 2020, as follows:

	December 31, 2019*
	Up to 1 year		1~5 years		5~10 Years		10~20 years		Over 20 years		Total
	(In millions of Korean won)
Long-term insurance non-participating
Fixed interest type	￦	57,532	￦	258,436	￦	84,349	￦	43,141	￦	125,622	￦	569,080
Variable interest type		527,467		2,578,004		2,085,054		777,340		13,336,668		19,304,533

		584,999		2,836,440		2,169,403		820,481		13,462,290		19,873,613

Annuity
Fixed interest type		10		543		2,244		3,714		1,075		7,586
Variable interest type		273		70,180		367,710		1,245,176		2,227,054		3,910,393

		283		70,723		369,954		1,248,890		2,228,129		3,917,979

Asset-linked
Variable interest type		27,389		—		—		—		—		27,389
Total
Fixed interest type		57,542		258,979		86,593		46,855		126,697		576,666
Variable interest type		555,129		2,648,184		2,452,764		2,022,516		15,563,722		23,242,315

	￦	612,671	￦	2,907,163	￦	2,539,357	￦	2,069,371	￦	15,690,419	￦	23,818,981

	December 31, 2020*
	Up to 1 year		1~5 years		5~10 years		10~20 years		Over 20 years		Total
	(In millions of Korean won)
Long-term insurance non-participating
Fixed interest type	￦	70,782	￦	191,570	￦	78,092	￦	51,216	￦	175,387	￦	567,047
Variable interest type		663,210		2,304,298		1,937,621		845,404		14,716,753		20,467,286

		733,992		2,495,868		2,015,713		896,620		14,892,140		21,034,333

Annuity
Fixed interest type		5		717		2,203		3,817		738		7,480
Variable interest type		242		83,568		390,516		1,301,383		2,195,244		3,970,953

		247		84,285		392,719		1,305,200		2,195,982		3,978,433

Asset-linked
Variable interest type		—		—		—		—		—		—
Total
Fixed interest type		70,787		192,287		80,295		55,033		176,125		574,527
Variable interest type		663,452		2,387,866		2,328,137		2,146,787		16,911,997		24,438,239

	￦	734,239	￦	2,580,153	￦	2,408,432	￦	2,201,820	￦	17,088,122	￦	25,012,766

*	Includes long-term investment contract amounting to ￦ 108,938 million and ￦ 106,853 million, as of December 31, 2019 and 2020, respectively.

38.5.8 Credit risk of insurance contract

Credit risk of insurance contract is the economic loss arising from non-performing contractual obligations due to decline in credit ratings or default. Through strict internal review, only the insurers rated above BBB- of S&P rating are accepted for the insurance contracts.

As of December 31, 2020, there are 168 reinsurance companies that deal with the Group, and the top three reinsurance companies’ concentration and credit ratings are as follows:

Reinsurance company	Ratio	Credit rating
KOREAN RE	48.02%	AA
MUNICH RE	3.94%	AAA
ALLIANZGLOBAL	3.85%	AAA

Exposures to credit risk related to reinsurance as of December 31, 2019 and 2020 as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Reinsurance assets[1]	￦	735,196	￦	1,199,354
Receivables from reinsurers[2]		328,177		252,064

	￦	1,063,373	￦	1,451,418

[1]	Net carrying amounts after impairment loss
[2]	Net carrying amounts after allowance for credit losses

38.5.9 Interest rate risk of insurance contract

The interest rate risk exposure from the Group’s insurance contracts is the risk of unexpected losses in net interest income or net assets arising from changes in interest rates and it is managed to minimize unexpected loss. For long-term, non-life insurance contracts, the Group calculates exposure of interest-bearing assets and interest-bearing liabilities. Liabilities exposure is premium reserves less costs of termination deductions plus unearned premium reserve. Asset exposure is interest-bearing assets. Assets that receive only fees without interest are excluded from interest bearing assets. Exposures to interest rate risk as of December 31, 2019 and 2020, are as follows:

38.5.9.1 Exposure to interest rate risk

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Interest bearing liabilities
Fixed interest rate type	￦	534,236	￦	501,147
Variable interest rate type		21,911,393		23,213,667

	￦	22,445,629	￦	23,714,814

Interest bearing assets
Due from financial institutions measured at amortized cost and cash equivalents	￦	108,559	￦	160,249
Financial assets at fair value through profit or loss		4,560,512		3,823,603
Financial assets at fair value through other comprehensive income		2,984,738		3,983,567
Securities measured at amortized cost		8,163,485		8,700,196
Loans measured at amortized cost		6,924,597		6,271,484

	￦	22,741,891	￦	22,939,099

38.5.9.2 Measurement and recognition method

Duration is used to measure interest rate risk within risk-based solvency test. ALM system is utilized to manage interest rate risk internally. In addition, Risk Management Committee sets ALM strategy every year to manage interest rate risk.

38.5.9.3 Sensitivity to changes in interest rates

Generally, when interest rates rise, the value and duration of assets and liabilities fall when interest rates fall, value and duration of assets and liabilities increase. Where duration of assets is shorter than that of liabilities with the interest rates fall, the interest rate risk is increased since the incremental portion of liabilities exceeds that of assets.

38.5.9.4 Negative spread risk control

In order to manage the negative margins risk between interest expenses on liabilities and investment incomes on assets, the Group sets the disclosure rate every month considering the market interest rate and the investment yield.

38.6 Risk Management of KB Life Insurance Co., Ltd.

38.6.1 Overview

Insurance risk is the risk of loss arising from the actual risk at the time of claims exceeding the estimated risk at the time of underwriting. Insurance risk is classified by insurance price risk and policy reserve risk.

Insurance price risk is the risk of loss arising from differences between received from policyholders and actual claims paid.

Policy reserve risk is the risk of loss arising from differences between policy reserves the Group holds and actual claims to be paid. Therefore, loss is recognized if actual claims are more than policy reserves.

KB Life Insurance Co., Ltd. measures only insurance price risk under RBC requirement because life insurance claim pay-out is mainly in a fixed amount with less volatility in policy reserve and shorter waiting period before payment.

38.6.2 Concentration of insurance risk and reinsurance policy

The Group uses reinsurance to mitigate concentration of insurance risk seeking an enhanced capital management.

The Group categorized reinsurance into group and individual contracts, and reinsurance is ceded through the following process:

(a)

In the decision-making process of launching a new product, the Group decides on ceding reinsurance. Subsequently, a reinsurer is selected through bidding, agreements with the relevant departments and final approval by the executive management.

(b)	The reinsurance department analyzes the object of reinsurance, the maximum limit of reinsurance and the loss ratio with the relevant departments.

38.6.3 Characteristic and exposure of insurance price risk

The exposure of insurance price risk is measured by the risk premium for all insurance contracts held for one year prior to the calculation date. The premium for risk retention is calculated by adding direct insurance premium and reinsurance assumed premium, and deducting reinsurance ceded premium (which is paid to reinsurance companies). If the holding risk premium is less than zero, the exposure of the insurance price is measured as zero.

The insurance risk of a life insurance company is measured by insurance price risk. As the life insurance coverage is in the form of a fixed payment, the fluctuation of policy reserve is small and the period from insured event to claims payment is not long. The policy reserve risk is managed by assessments of adequacy of the policy reserve.

The insurance price risk is managed through insurance risk management regulation established by Risk Management Committee.

Maximum exposures to insurance price risk as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	12,882	￦	9,033
Disability		754		424
Hospitalization		1,260		642
Operation and diagnosis		4,419		2,211
Actual medical expense		1,053		396
Others		1,066		411

	￦	21,434	￦	13,117

	December 31, 2020
	Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	13,509	￦	10,409
Disability		672		349
Hospitalization		1,213		787
Operation and diagnosis		4,809		1,783
Actual medical expense		1,095		23
Others		1,045		474

	￦	22,343	￦	13,825

Average ratios of claims paid per risk premium received based on exposure before mitigation for the past three years as of December 31, 2019 and 2020, were 65.7% and 65.1%, respectively.

Exposure of market risk arising from embedded derivatives included in host insurance contracts as of December 31, 2019 and 2020, are as follows:

	December 31, 2019				December 31, 2020
	Policyholders’ reserve*		Guarantee reserve		Policyholders’ reserve*		Guarantee reserve
	(In millions of Korean won)
Variable annuity	￦	429,970	￦	2,565	￦	490,551	￦	2,782
Variable universal		91,988		3,095		90,337		2,515
Variable saving		734,661		516		720,197		504

	￦	1,256,619	￦	6,176	￦	1,301,085	￦	5,801

*	Excludes the amount of the lapsed reserve.

38.6.4 Assumptions used in measuring insurance liabilities

The Group applies assumed rates defined in the premium and liability reserve calculation manual provided by the regulatory authority and in accordance with the Insurance Business Act and the Regulations on Supervision of Insurance Business when measuring insurance liabilities at every reporting period. For variable interest type insurance, disclosed interest rate stated in the premium and liabilities reserve calculation manual, which is calculated based on adjusted external base rate and investment yield according to Article 6-12 of the Regulations on Supervision of Insurance Business.

Reserve amount should exceed the standard reserve which is calculated using the standard interest rate and standard risk ratio as required by the Enforcement Rules of the Insurance Business Act and the Regulations on Supervision of Insurance Business.

38.6.5 Maturity structure of premium reserve as of December 31, 2019 and 2020, as follows:

	December 31, 2019
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	984,945	￦	280,733	￦	665,241	￦	525,699	￦	345,664	￦	4,188,965	￦	6,991,247

	December 31, 2020
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	739,485	￦	350,639	￦	605,931	￦	412,563	￦	451,074	￦	4,770,046	￦	7,329,738

38.6.6 Sensitivity analysis of insurance risk

The Group manages insurance risk by performing sensitivity analysis based on lapse ratio, claim ratio, expense ratio, discount rate and others which are considered to have significant influence on future cash flow, timing and uncertainty.

	December 31, 2019
	Assumption change		Effect on
			LAT		Insurance liabilities		Profit before tax		Equity
	(In millions of Korean won)
Lapse ratio	+10%		￦	47,615	￦	—	￦	—	￦	—
	-10%			(52,877)		—		—		—
Claim ratio	+10%			22,675		—		—		—
	-10%			(23,308)		—		—		—
Expense ratio	+10%			32,068		—		—		—
	-10%			(32,068)		—		—		—
Discount rate	+0.5	%p		(388,848)		—		—		—
	-0.5	%p		441,585		—		—		—

	December 31, 2020
	Assumption change		Effect on
			LAT		Insurance liabilities		Profit before tax		Equity
	(In millions of Korean won)
Lapse ratio	+10%		￦	68,714	￦	—	￦	—	￦	—
	-10%			(76,265)		—		—		—
Claim ratio	+10%			30,594		—		—		—
	-10%			(31,600)		—		—		—
Expense ratio	+10%			33,020		—		—		—
	-10%			(33,020)		—		—		—
Discount rate	+0.5	%p		(424,309)		—		—		—
	-0.5	%p		477,556		—		—		—

38.7 Risk Management of Prudential Life Insurance Company of Korea Ltd.

38.7.1 Overview

Insurance risk is the risk of loss arising from the actual risk at the time of claims exceeding the estimated risk at the time of underwriting. Insurance risk is classified by insurance price risk and policy reserve risk.

Insurance price risk is the risk of loss arising from differences between received from policyholders and actual claims paid.

Policy reserve risk is the risk of loss arising from differences between policy reserves the Group holds and actual claims to be paid. Therefore, loss is recognized if actual claims are more than policy reserves.

Life insurance company manages insurance price risk through insurance liability adequacy test because life insurance claim pay-out is mainly in a fixed amount with less volatility in policy reserve and shorter waiting period before payment.

38.7.2 Concentration of insurance risk and reinsurance policy

The Group uses reinsurance to mitigate concentration of insurance risk seeking an enhanced capital management.

The Group categorized reinsurance into group and individual contracts, and reinsurance is ceded through the following process:

(a)

In the decision-making process of launching a new product, the Group decides on ceding reinsurance. Subsequently, a reinsurer is selected through bidding, agreements with the relevant departments and final approval by the executive management.

(b)	The reinsurance department analyzes the object of reinsurance, the maximum limit of reinsurance and the loss ratio with the relevant departments.

38.7.3 Characteristic and exposure of insurance price risk

The exposure of insurance price risk is measured by the risk premium for all insurance contracts held for one year prior to the calculation date. The premium for risk retention is calculated by adding direct insurance premium and reinsurance assumed premium, and deducting reinsurance ceded premium (which is paid to reinsurance companies). If the holding risk premium is less than zero, the exposure of the insurance price is measured as zero.

The insurance risk of a life insurance company is measured by insurance price risk. As the life insurance coverage is in the form of a fixed payment, the fluctuation of policy reserve is small and the period from insured event to claims payment is not long. The policy reserve risk is managed by assessments of adequacy of the policy reserve.

The insurance price risk is managed through insurance risk management regulation established by Risk Management Committee.

Maximum exposures to insurance price risk as of December 31, 2020, are as follows:

	December 31, 2020
	Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	244,975	￦	240,121
Disability		10,485		9,964
Hospitalization		33,321		33,321
Operation and diagnosis		77,820		76,530

	￦	366,601	￦	359,936

Average ratios of claims paid per risk premium received based on exposure before mitigation for the past three years as of December 31, 2020, were 51.97%.

Exposures of market risk arising from embedded derivatives included in host insurance contracts as of December 31, 2020, are as follows:

	December 31, 2020
	Policyholders’ reserve*		Guarantee reserve
	(In millions of Korean won)
Variable whole life	￦	241,955	￦	112,620
Variable annuity		2,487,715		30,306
Variable universal (protection)		1,544,241		718,783
Variable universal (savings)		446,686		448

	￦	4,720,597	￦	862,157

*	Excludes the amount of the lapsed reserve.

38.7.4 Assumptions used in measuring insurance liabilities

The Group applies assumed rates defined in the premium and liability reserve calculation manual provided by the regulatory authority and in accordance with the Insurance Business Act and the Regulations on Supervision of Insurance Business when measuring insurance liabilities at every reporting period. For variable interest type insurance, disclosed interest rate stated in the premium and liabilities reserve calculation manual, which is calculated based on adjusted external base rate and investment yield according to Article 6-12 of the Regulations on Supervision of Insurance Business.

Reserve amount should exceed the standard reserve which is calculated using the standard interest rate and standard risk ratio as required by Enforcement Rules of the Insurance Business Act and the Regulations on Supervision of Insurance Business.

38.7.5 Maturity structure of premium reserve as of December 31, 2020, are as follows:

	December 31, 2020
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	48,807	￦	37,502	￦	139,973	￦	215,470	￦	418,684	￦	12,376,772	￦	13,237,208

38.7.6 Sensitivity analysis of insurance risk

	December 31, 2020
	Assumption change		Effect on
			LAT		Insurance liabilities		Profit before tax		Equity
	(In millions of Korean won)
Lapse ratio	+10%		￦	167,536	￦	—	￦	—	￦	—
	-10%			(182,654)		—		—		—
Claim ratio	+10%			644,798		—		—		—
	-10%			(665,990)		—		—		—
Expense ratio	+10%			135,587		—		—		—
	-10%			(135,587)		—		—		—
Discount rate	+0.5	%p		(1,245,727)		—		—		—
	-0.5	%p		1,426,726		—		—		—

38.8 Application of the Overlay Approach

Upon initial application of IFRS No.9, the Group applied the overlay approach in accordance with IFRS No.4.

38.8.1 Details of financial assets with the overlay approach applied as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Financial assets at fair value through profit or loss
Due from financial institutions	￦	166,891	￦	70,312
Debt securities		7,955,286		7,363,457
Equity securities		52,250		305,337

	￦	8,174,427	￦	7,739,106

38.8.2 Changes in net gains (losses) on overlay adjustment for the years ended December 31, 2019 and 2020, are as follows:

	2019		2020
	(In millions of Korean won)
Beginning	￦	(7,146)	￦	187,077
Recognition of other comprehensive income due to acquisition and valuation		196,110		177,500
Reclassification to profit or loss due to disposal		(1,887)		(25,375)

Ending	￦	187,077	￦	339,202